Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	May 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	250,000,000		250,000,000	250,000,000
Common stock, shares issued (in shares)	12,732,836		6,812,836	4,506,216
Common stock, shares outstanding (in shares)	12,732,836		6,812,836	4,506,216